Document and Entity Information	Nov. 02, 2022
Cover [Abstract]
Entity Registrant Name	BRIGHTCOVE INC
Entity Incorporation State Country Code	DE
Amendment Flag	true
Entity Central Index Key	0001313275
Document Type	8-K/A
Document Period End Date	Nov. 02, 2022
Entity File Number	001-35429
Entity Tax Identification Number	20-1579162
Entity Address, Address Line One	281 Summer Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(888)
Local Phone Number	882-1880
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	BCOV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 2, 2022, Brightcove Inc. furnished a Current Report on Form 8-K (the “Original Form 8-K”) that included a press release regarding its financial results for the third quarter ended September 30, 2022. This Amendment No. 1 to the Original Form 8-K amends the Original Form 8-K solely for the purpose of correcting a typographical error on page 3 of Exhibit 99.1 furnished therewith (the “Earnings Release”), wherein the section heading titled “Third Quarter 2022” should have read “Fourth Quarter 2022.” Other than the correction discussed in this Amendment No. 1 to the Original Form 8-K, no other changes have been made to the Original Form 8-K or Exhibit 99.1 furnished therewith. A corrected version of the Earnings Release is included herewith as Exhibit 99.1.